Interests in Structured Entities - Interests and Maximum Exposure to Loss from Significant Unconsolidated Financing Structured Entities (Detail) - Unconsolidated structured entities - Financing SEs - CAD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	$ 681	$ 710
Manulife Finance (Delaware), L.P.
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	$ 681	$ 710